Withholding Taxes Receivables, Net (Details) - Schedule of withholding tax receivables - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Withholding Tax Receivables Abstract
Balance at January 1,	$ 3,531,953	$ 4,225,039
Addition	749,205	826,634
Collection	(1,008,194)	(648,025)
Write off/Allowance for uncollectible	(448,243)	(190,038)
Exchange difference	(133,625)	(681,657)
Balance at December 31,	$ 2,691,096	$ 3,531,953